Consolidated Statements of Cash Flows - CAD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss for the year	$ (995,833)	$ (11,366,372)	$ (8,973,347)
Adjustments for:
Amortization	629	124,134	22,567
Stock-based compensation expense	354,015	889,511	1,461,189
Shares issued for services		1,085,716	3,264,681
Interest accretion expense		69,562	25,908
Finder's fee on convertible loan		258,542
Impairment of goodwill		1,342,794
Impairment of trademark and patents		19,174
Change in fair value of warrant derivative		186,269
Changes in non-cash working capital items:
Receivables	(28,639)	93,210	(242,645)
Prepaid expenses	(47,347)	(657,713)	(202,238)
Inventory	(14,967)	(44,092)	14,966
Trades payable and accrued liabilities	132,910	568,850	325,090
Customer deposits	28,507	110,335	140,994
Net cash flows used in operating activities	(570,725)	(7,320,080)	(4,162,835)
Investing activities
Expenditures on plant and equipment	(16,438)	(1,264,265)	(232,027)
Purchase of Intermeccanica		(900,000)	(100,000)
Cash received on business combination		59,449
Expenditures on trademarks and patents			(25,345)
Net cash flows used in investing activities	(16,438)	(2,104,816)	(357,372)
Financing activities
Proceeds from bank loan		123,637
Proceeds from convertible loans		2,441,225	300,000
Repayment of shareholder loans	185,000	(33,155)	(135,000)
Proceeds from share subscription	50,000	750,000	101,500
Proceeds on issuance of common shares - net of issue costs	458,520	10,837,902	8,063,633
Net cash flows from financing activities	693,520	14,119,609	8,330,133
Increase in cash and cash equivalents	106,357	4,694,713	3,809,926
Cash and cash equivalents, beginning		3,916,283	106,357
Cash and cash equivalents, ending	106,357	8,610,996	3,916,283
Non-cash financing and investing transactions:
Issuance of promissory note for acquisition of Intermeccanica		$ 1,500,000